Long Term Investments (Tables)	12 Months Ended
May 31, 2014
Schedule of Long Term Investments

Long term investments consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Cost method investments:
Talent Boom Group Ltd (“Talent Boom”) (a)	2	2
Dajie.com Ltd (“Dajie.com”) (b)	2,000	2,000
Equity method investment:
MaxEn (c)	5,265	—
Available-for-sale securities investments:
Alo7.com Ltd (“Alo7.com) (d)	1,000	4,207
Tarena International (“Tarena”) (e)	—	13,455
Held-to-maturity investments: (f)	—	97,449

	8,267	117,113

(a)	In December 2006, the Group acquired 20% interest in Talent Boom. The Group has no representation on Talent Boom’s board of directors or its management and does not have the ability to exercise significant influence over the operating and financial policies of Talent Boom. Accordingly, the investment in Talent Boom was accounted for as a cost-method investment.

(b)	In September 2011, the Group signed a share subscription agreement to invest US$2,000 for 5% equity ownership interest in Dajie.com. The fair value of Dajie.com’s equity ownership interest is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of Dajie.com. Accordingly, the investment in Dajie.com has been accounted for as a cost-method investment.

(c)	In September 2012, New Oriental China and McGraw-Hill Hong Kong Limited set up a Joint Venture, MaxEn. New Oriental China invested US$6,500 cash and US$2,780 self-developed technologies with the book value of zero for its 65% equity interest. The Group does not have a controlling power over MaxEn because the other investor, McGraw-Hill Hong Kong Limited, has significant participating rights. The Group has the ability to exercise significant influence over the operating and financing activities of MaxEn. Therefore, the investment has been accounted for as an equity method investment. In 2014, the Group disposed 100% equity interest in Boost Caring and North Star to MaxEn for a total cash consideration of US$1,924 (Note 4). The Group recognized its share of the changes in net assets of MaxEn accordingly.

(d)	On March 5, 2012, the Company acquired a convertible promissory from Alo7.com for $1,000, which entitled the Company to automatic convert the note into identical equity securities issued at subsequent financing on or before July 1, 2012. If conversion term not triggered, Alo7 would repay the amount on December 31, 2013. On July 1, 2012, the Company converted the $1,000 promissory note into convertible redeemable preferred shares and warrants issued by Alo7.com, for 3.4% equity ownership interest in Alo7.com on an as-converted basis.

In March 2014, the Company further invested $2,576 into Alo7.com, for preferred shares, which was equivalent to 5.9% equity ownership interests on an as-converted basis. This investment is classified as available-for-sale securities and measured subsequently at fair value which is considered as Level 2 inputs. The Company measured the fair value of the investment in Alo7.com based on the purchase price of preferred shares paid by third parties with similar terms incurred in the financing activity close to the fiscal year end of 2014. Unrealized holding gains of nil, nil and US$631 were reported in other comprehensive income for the years ended May 31, 2012, 2013 and 2014, respectively.

The above equity interests were diluted by Alo7.com’s subsequent financing activities. As of May 31, 2014, the Company had 8.8% equity interests in Alo7.com on an as-converted basis.

(e)	In March 2014, the Company invested US$13,500 in Tarena, which is a service provider of IT professional education in China, for 2.96% ownership. This investment is classified as available-for-sale securities and measured subsequently at fair value which is considered as Level 1 inputs. Unrealized holding loss of US$45 was reported in other comprehensive income for the year ended May 31, 2014.

(f)	The Group’s long-term held-to-maturity investment consists of trust guaranteed by a bank with the maturity more than one year, which is stated at its amortized cost. The trust was invested in April 2014 and interest income of $1,404 was recognized in the consolidated statements of operations for the year ended May 31, 2014.

MaxEn [Member]
Schedule of Long Term Investments

US$
Long term investment in MaxEn as of May 31, 2013	5,265
Share of loss recognized during the year	(1,453)
Share of changes in net assets from acquisitions of
Boost Caring and North Star (Note 4)	(3,862)
Exchange difference	50

Long term investment in MaxEn as of May 31, 2014	—